RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - EFFECTS OF DERIVATIVE INSTRUMENTS ON STATEMENT OF EARNINGS AND COMPREHENSIVE INCOME (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
The Effect of Derivative Instruments on the Statements of Earnings and Comprehensive Income
Amount of unrealized gains/(loss) recognized in OCI	CAD (484)	CAD (1,128)	CAD 778
Amount of gains/(loss) reclassified from AOCI to earnings (effective portion)	119	106	100
De-designation of qualifying hedges in connection with the Canadian Restructuring Plan (Note 1)	338
Amount of gains/(loss) reclassified from AOCI to earnings (ineffective portion and amount excluded from effectiveness testing)	26	210	48
Total unrealized derivative fair value gains/(loss)	CAD (2,373)	96	(1,262)
Rolling time period over which the Company forecasts cash requirements	12 months
Period of anticipated requirements for which the Company maintains sufficient liquidity through committed credit facilities	1 year
Non-Qualifying Derivative Instruments
The Effect of Derivative Instruments on the Statements of Earnings and Comprehensive Income
Total unrealized derivative fair value gains/(loss)	CAD (2,373)	106	(1,247)
Cash Flow Hedges.
The Effect of Derivative Instruments on the Statements of Earnings and Comprehensive Income
Estimated amount of AOCI related to cash flow hedges reclassified to earnings in the next 12 months	CAD 71
Period to hedge exposures to the variability of cash flows for all forecasted transactions	48 months
Foreign Exchange Risk | Other income/(expense)
The Effect of Derivative Instruments on the Statements of Earnings and Comprehensive Income
Amount of gains/(loss) reclassified from AOCI to earnings (effective portion)	CAD 9	8	(8)
Foreign Exchange Risk | Non-Qualifying Derivative Instruments
The Effect of Derivative Instruments on the Statements of Earnings and Comprehensive Income
Total unrealized derivative fair value gains/(loss)	(2,187)	(936)	(738)
Foreign Exchange Risk | Non-Qualifying Derivative Instruments | Transportation and other services revenues
The Effect of Derivative Instruments on the Statements of Earnings and Comprehensive Income
Total unrealized derivative fair value gains/(loss)	(1,383)	(496)	(352)
Foreign Exchange Risk | Non-Qualifying Derivative Instruments | Other income/(expense)
The Effect of Derivative Instruments on the Statements of Earnings and Comprehensive Income
Total unrealized derivative fair value gains/(loss)	(804)	(440)	(386)
Foreign Exchange Risk | Cash Flow Hedges.
The Effect of Derivative Instruments on the Statements of Earnings and Comprehensive Income
Amount of unrealized gains/(loss) recognized in OCI	77	8	56
Foreign Exchange Risk | Net Investment Hedges
The Effect of Derivative Instruments on the Statements of Earnings and Comprehensive Income
Amount of unrealized gains/(loss) recognized in OCI	(248)	(113)	(81)
Interest rate contracts | Interest expense.
The Effect of Derivative Instruments on the Statements of Earnings and Comprehensive Income
Amount of gains/(loss) reclassified from AOCI to earnings (effective portion)	128	101	107
De-designation of qualifying hedges in connection with the Canadian Restructuring Plan (Note 1)	338
Amount of gains/(loss) reclassified from AOCI to earnings (ineffective portion and amount excluded from effectiveness testing)	21	216	51
Interest rate contracts | Non-Qualifying Derivative Instruments
The Effect of Derivative Instruments on the Statements of Earnings and Comprehensive Income
Total unrealized derivative fair value gains/(loss)	(363)	4	(10)
Interest rate contracts | Cash Flow Hedges.
The Effect of Derivative Instruments on the Statements of Earnings and Comprehensive Income
Amount of unrealized gains/(loss) recognized in OCI	(275)	(1,086)	814
Commodity contracts | Commodity costs
The Effect of Derivative Instruments on the Statements of Earnings and Comprehensive Income
Amount of gains/(loss) reclassified from AOCI to earnings (effective portion)	(46)	4	1
Amount of gains/(loss) reclassified from AOCI to earnings (ineffective portion and amount excluded from effectiveness testing)	5	(6)	(3)
Commodity contracts | Non-Qualifying Derivative Instruments
The Effect of Derivative Instruments on the Statements of Earnings and Comprehensive Income
Total unrealized derivative fair value gains/(loss)	199	1,031	(496)
Commodity contracts | Non-Qualifying Derivative Instruments | Commodity sales
The Effect of Derivative Instruments on the Statements of Earnings and Comprehensive Income
Total unrealized derivative fair value gains/(loss)	(226)	0	0
Commodity contracts | Non-Qualifying Derivative Instruments | Commodity costs
The Effect of Derivative Instruments on the Statements of Earnings and Comprehensive Income
Total unrealized derivative fair value gains/(loss)	99	303	(35)
Commodity contracts | Non-Qualifying Derivative Instruments | Operating and administrative expense
The Effect of Derivative Instruments on the Statements of Earnings and Comprehensive Income
Total unrealized derivative fair value gains/(loss)	(2)	(13)	(86)
Commodity contracts | Non-Qualifying Derivative Instruments | Transportation and other services revenues
The Effect of Derivative Instruments on the Statements of Earnings and Comprehensive Income
Total unrealized derivative fair value gains/(loss)	328	741	(375)
Commodity contracts | Cash Flow Hedges.
The Effect of Derivative Instruments on the Statements of Earnings and Comprehensive Income
Amount of unrealized gains/(loss) recognized in OCI	9	50	(9)
Other contracts | Operating and administrative expense
The Effect of Derivative Instruments on the Statements of Earnings and Comprehensive Income
Amount of gains/(loss) reclassified from AOCI to earnings (effective portion)	28	(7)
Other contracts | Non-Qualifying Derivative Instruments
The Effect of Derivative Instruments on the Statements of Earnings and Comprehensive Income
Total unrealized derivative fair value gains/(loss)	(22)	7	(3)
Other contracts | Cash Flow Hedges.
The Effect of Derivative Instruments on the Statements of Earnings and Comprehensive Income
Amount of unrealized gains/(loss) recognized in OCI	CAD (47)	CAD 13	CAD (2)